JPMorgan Global Select Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Denmark — 0.9%
Novo Nordisk A/S, Class B	675,000	56,986,653
France — 6.5%
Airbus SE	418,618	72,408,991
LVMH Moet Hennessy Louis Vuitton SE	305,075	223,133,255
Pernod Ricard SA	443,134	50,610,007
Safran SA	357,662	88,663,125
		434,815,378
Germany — 3.2%
Deutsche Boerse AG	397,203	98,124,197
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	215,060	116,569,484
		214,693,681
Hong Kong — 1.1%
AIA Group Ltd.	3,763,800	26,460,066
Hong Kong Exchanges & Clearing Ltd.	1,267,000	49,589,983
		76,050,049
Ireland — 0.9%
Accenture plc, Class A	155,393	59,818,535
Japan — 2.3%
Disco Corp.	249,200	72,124,280
Japan Exchange Group, Inc.	4,127,500	43,611,986
Shin-Etsu Chemical Co. Ltd.	1,282,300	39,754,164
		155,490,430
Netherlands — 2.9%
ASML Holding NV	189,659	140,302,679
Heineken NV	425,865	29,588,100
Koninklijke KPN NV	7,086,219	25,641,639
		195,532,418
Singapore — 1.2%
DBS Group Holdings Ltd.	2,520,620	82,504,748
South Korea — 0.4%
SK Hynix, Inc.	213,726	28,773,858
Switzerland — 1.4%
UBS Group AG (Registered)	2,576,656	90,851,699
Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	392,538	82,166,054
Taiwan Semiconductor Manufacturing Co. Ltd.	3,238,000	108,062,106
		190,228,160
United Kingdom — 1.3%
Diageo plc	1,554,782	46,317,648
RELX plc	772,979	38,383,420
		84,701,068
United States — 73.2%
Abbott Laboratories	616,674	78,891,105

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
AbbVie, Inc.	504,864	92,844,490
Amazon.com, Inc. *	1,710,843	406,633,164
Analog Devices, Inc.	264,503	56,045,541
Aon plc, Class A	201,170	74,597,859
Apple, Inc.	401,661	94,791,996
Baker Hughes Co.	2,167,414	100,091,179
Bank of America Corp.	2,292,208	106,129,230
Bristol-Myers Squibb Co.	1,305,426	76,954,863
Broadcom, Inc.	529,675	117,201,187
Charles Schwab Corp. (The)	834,385	69,020,327
CME Group, Inc.	311,044	73,568,127
ConocoPhillips	664,785	65,700,702
Digital Realty Trust, Inc., REIT	76,900	12,600,834
Dominion Energy, Inc.	711,317	39,542,112
Exxon Mobil Corp.	1,301,327	139,020,763
Fidelity National Information Services, Inc.	1,227,453	100,000,596
Honeywell International, Inc.	402,966	90,151,554
Johnson & Johnson	489,433	74,467,231
Linde plc	292,781	130,615,460
Marriott International, Inc., Class A	150,189	43,643,421
Marvell Technology, Inc.	337,923	38,137,990
Mastercard, Inc., Class A	236,037	131,102,031
McDonald's Corp.	450,751	130,131,814
Meta Platforms, Inc., Class A	489,445	337,315,705
Micron Technology, Inc.	312,216	28,486,588
Microsoft Corp.	1,060,406	440,132,114
Nestle SA (Registered)	613,422	52,104,453
NextEra Energy, Inc.	621,168	44,450,782
NVIDIA Corp.	2,246,825	269,776,278
Oracle Corp.	330,264	56,164,696
Otis Worldwide Corp.	1,641,765	156,657,216
PepsiCo, Inc.	384,647	57,962,456
PPG Industries, Inc.	355,359	41,001,321
Prologis, Inc., REIT	426,825	50,898,881
Regeneron Pharmaceuticals, Inc. *	49,252	33,145,611
Ross Stores, Inc.	892,457	134,368,326
Sanofi SA	473,083	51,415,607
Southern Co. (The)	1,586,821	133,213,623
Tesla, Inc. *	63,835	25,827,641
Thermo Fisher Scientific, Inc.	164,832	98,528,328
UnitedHealth Group, Inc.	285,479	154,869,503
US Bancorp	1,293,522	61,804,481
Vertex Pharmaceuticals, Inc. *	84,617	39,065,977
Walt Disney Co. (The)	1,001,514	113,231,173
Wells Fargo & Co.	948,446	74,737,545

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Western Digital Corp. *	381,142	24,823,778
Yum! Brands, Inc.	655,543	85,548,361
		4,907,414,020
Total Common Stocks (Cost $6,142,734,400)		6,577,860,697
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b) (Cost $84,960,304)	84,929,426	84,963,398
Total Investments — 99.4% (Cost $6,227,694,704)		6,662,824,095
Other Assets in Excess of Liabilities — 0.6%		40,445,557
NET ASSETS — 100.0%		6,703,269,652

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	14.1%
Software	7.4
Capital Markets	6.4
Broadline Retail	6.1
Interactive Media & Services	5.0
Banks	4.9
Pharmaceuticals	3.9
Hotels, Restaurants & Leisure	3.9
Financial Services	3.5
Textiles, Apparel & Luxury Goods	3.3
Insurance	3.3
Chemicals	3.2
Oil, Gas & Consumable Fuels	3.1
Beverages	2.8
Electric Utilities	2.7
Biotechnology	2.5
Aerospace & Defense	2.4
Machinery	2.3
Health Care Providers & Services	2.3
Specialty Retail	2.0
Technology Hardware, Storage & Peripherals	1.8
Entertainment	1.7
Energy Equipment & Services	1.5
Life Sciences Tools & Services	1.5
Industrial Conglomerates	1.3
Health Care Equipment & Supplies	1.2
Others (each less than 1.0%)	4.6
Short-Term Investments	1.3

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$56,986,653	$—	$56,986,653
France	—	434,815,378	—	434,815,378
Germany	—	214,693,681	—	214,693,681
Hong Kong	—	76,050,049	—	76,050,049
Ireland	59,818,535	—	—	59,818,535
Japan	—	155,490,430	—	155,490,430
Netherlands	—	195,532,418	—	195,532,418
Singapore	—	82,504,748	—	82,504,748

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$28,773,858	$—	$28,773,858
Switzerland	—	90,851,699	—	90,851,699
Taiwan	82,166,054	108,062,106	—	190,228,160
United Kingdom	—	84,701,068	—	84,701,068
United States	4,803,893,960	103,520,060	—	4,907,414,020
Total Common Stocks	4,945,878,549	1,631,982,148	—	6,577,860,697
Short-Term Investments
Investment Companies	84,963,398	—	—	84,963,398
Total Investments in Securities	$5,030,841,947	$1,631,982,148	$—	$6,662,824,095
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$58,736,568	$432,146,240	$405,912,976	$(7,148)	$714	$84,963,398	84,929,426	$672,940	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	31,271,686	31,271,686	—	—	—	—	65,401	—
Total	$58,736,568	$463,417,926	$437,184,662	$(7,148)	$714	$84,963,398		$738,341	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.